CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 0.005
Total convertible notes payable	$ 45,000	$ 45,000
Opportunity Fund Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 0.005	$ 0.005
Interest rate	10.00%	10.00%
Due date	Jan. 14, 2024	Jan. 14, 2024
Total convertible notes payable	$ 45,000	$ 45,000